Note 29 - Net Interest Income - Interest Income (Details) - ARS ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Net Interest Income Abstract
Interest Income from Loans to the Financial Institutions		$ 2,280,074,000	$ 1,132,461,000
Interest Income from Overdrafts		7,188,105,000	5,031,740,000
Interest Income from Commercial Papers		6,507,940,000	3,562,354,000
Interest Income from Mortgage Loans		927,648,000	643,231,000
Interest Income from Car Loans		1,486,518,000	1,552,982,000
Interest Income from Credit Card Loans		9,368,007,000	9,736,979,000
Interest Income from Financial Leases		645,301,000	656,847,000
Interest Income from Consumer Loans		7,612,122,000	6,477,835,000
Interest Income from Other Loans		3,671,918,000	3,181,390,000
Interest Income from Premiums for Reverse Repurchase Agreements		673,440,000	760,091,000
Interest Income from Government Securities		9,876,503,000	1,354,630,000
Interest Income from Private Securities		41,876,000	101,831,000
Interest Income from Loans for the Prefinancing and Financing of Exports		1,749,417,000	617,100,000
Interest Income from Stabilization Coefficient (CER) Clause Adjustment	[1]	112,024,000	671,755,000
Interest Income from (UVA) Clause Adjustments	[1]	4,331,628,000	231,040,000
Other Financial Income		40,000	1,922,000
Total Interest and Other Income		$ 56,472,561,000	$ 35,714,188,000

[1]	Adjustment clauses based on the variation of the consumer price index.